Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	Pacific Select Fund
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2024
Document Effective Date	Apr. 01, 2024
Prospectus Date	May 01, 2023